Balances and Transactions with Related Parties - Additional Information (Detail) $ in Thousands										1 Months Ended	12 Months Ended
	Jan. 03, 2024 USD ($)	Nov. 13, 2023 USD ($)	Oct. 25, 2023 CLP ($)	Jun. 30, 2023 USD ($)	May 31, 2023 USD ($)	Sep. 30, 2021 USD ($)	Apr. 01, 2021 USD ($)	Mar. 11, 2020 USD ($)	Jan. 03, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2023 CLP ($) item director	Dec. 31, 2023 CLF item director	Dec. 31, 2022 CLP ($)	Dec. 31, 2021 CLP ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2021 USD ($)
Disclosure Of Transactions Between Related Parties [Line Items]
Allowance for doubtful accounts between related entities															$ 0
Prepayment											$ 84,762,889		$ 510,046,267	$ 33,736,628
Number of members in Board of Directors | director											7	7
Term of service for each director											3 years	3 years
Amounts payable to related parties											$ 462,578,466		946,498,574
Other transactions between the company and its Directors and Group Management															$ 0
Compensation for directors											3,195,949		2,646,783	2,360,041
Guaranteed to key management personnel											$ 0
June 2019, Enel Finance International N.V. Revolving Credit Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Committed amount										$ 50,000,000
Margin rate of interest										0.25%
Prepayment		$ 50,000,000
Percentage of Revolving credit facility											100.00%				100.00%
Renewal of draft period before obligation expires										5 days
January 3, 2020, Enel Finance International NV Loan [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Committed amount									$ 200,000,000
Prepayment	$ 200,000,000
Interest payment term									6 months
Outstanding debt													171,172,000			$ 200,000,000
March 11, 2020, Enel Finance International NV Loan [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Outstanding debt											$ 358,240,000		342,344,000		$ 400,000,000	400,000,000
Accrued interest											3,569,878		3,546,113
March 11, 2020, Enel Finance International NV Loan [Member] | Top of Range [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Committed amount								$ 400,000,000
Sustainable Development Goals Linked Loan [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Committed amount							$ 300,000,000
Interest rate borrowings							2.50%
Outstanding debt											263,136,000		256,758,000		$ 300,000,000	300,000,000
Accrued interest											$ 1,699,420		1,640,398
Sustainable Development Goals Linked Revolving Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Committed amount							$ 290,000,000
Borrowings, Transition, Adjustment to Interest Rate Basis				100.00%
Prepayment			$ 290,000
Percentage of Revolving credit facility											100.00%				100.00%
Days prior to the prepayment date							5 days
Percentage of fee on margin							0.35%
September 30, 2021 Enel Finance International Nv Revolving Credit Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Committed amount						$ 200,000,000
Margin rate of interest						1.15%
Borrowings, Transition, Adjustment to Interest Rate Basis				100.00%
Percentage of Revolving credit facility											100.00%				100.00%
Short-term loans		$ 200,000,000
Days prior to the prepayment date						5 days
Percentage of fee on margin						30.00%
May 31 2023 Enel Finance International N V Revolving Credit Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Committed amount					$ 100,000,000
Margin rate of interest					30.00%
Percentage of Revolving credit facility											100.00%				100.00%
Days prior to the prepayment date					5 days
June 30 2023, Enel Finance International N V Revolving Credit Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Committed amount				$ 320,000,000
Margin rate of interest				35.00%
Days prior to the prepayment date				5 days
Secured Overnight One Month Financing Rate | June 2019, Enel Finance International N.V. Revolving Credit Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Margin rate of interest				0.11448%
Secured Overnight One Month Financing Rate | Sustainable Development Goals Linked Revolving Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Margin rate of interest				0.11448%
Secured Overnight One Month Financing Rate | September 30, 2021 Enel Finance International Nv Revolving Credit Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Margin rate of interest				0.11448%
Secured Overnight Three Month Financing Rate | June 2019, Enel Finance International N.V. Revolving Credit Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Margin rate of interest				0.26161%
Secured Overnight Three Month Financing Rate | Sustainable Development Goals Linked Revolving Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Margin rate of interest				0.26161%
Secured Overnight Three Month Financing Rate | September 30, 2021 Enel Finance International Nv Revolving Credit Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Margin rate of interest				0.26161%
Secured Overnight Six Month Financing Rate | June 2019, Enel Finance International N.V. Revolving Credit Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Margin rate of interest				0.42826%
Secured Overnight Six Month Financing Rate | Sustainable Development Goals Linked Revolving Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Margin rate of interest				0.42826%
Secured Overnight Six Month Financing Rate | September 30, 2021 Enel Finance International Nv Revolving Credit Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Margin rate of interest				0.42826%
LIBOR Variable Rate [Member] | June 2019, Enel Finance International N.V. Revolving Credit Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Margin rate of interest										0.90%
LIBOR Variable Rate [Member] | Sustainable Development Goals Linked Revolving Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Margin rate of interest							1.00%
SOFR | June 2019, Enel Finance International N.V. Revolving Credit Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Margin rate of interest				0.90%
SOFR | Sustainable Development Goals Linked Revolving Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Margin rate of interest				1.00%
SOFR | September 30, 2021 Enel Finance International Nv Revolving Credit Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Margin rate of interest				1.15%
SOFR | May 31 2023 Enel Finance International N V Revolving Credit Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Margin rate of interest					1.25%
SOFR | June 30 2023, Enel Finance International N V Revolving Credit Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Margin rate of interest				0.75%
Fixed interest rate [member] | January 3, 2020, Enel Finance International NV Loan [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Interest rate borrowings									2.60%
Fixed interest rate [member] | March 11, 2020, Enel Finance International NV Loan [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Interest rate borrowings								3.30%
Enel Chile SA [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Interest rate borrowings																	2.82%
Outstanding debt											$ 565,191,044		551,491,708		$ 644,000,000	$ 644,000,000	$ 644,000,000
Enel Chile Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Amounts receivable from related parties											0
Amounts payable to related parties											0
Compensation for directors											$ 652,260		626,046	532,472
Enel Chile Board [Member] | Monthly Fee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors | CLF												CLF 216
Enel Chile Board [Member] | Per Diem For Each Meeting
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors | CLF												CLF 79.2
Chairman [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Description of compensation transactions											the compensation of the Chairman of the Board will be twice that of a Director	the compensation of the Chairman of the Board will be twice that of a Director
Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Description of compensation transactions											Each member will be paid monthly compensation, one part a fixed monthly fee and another part dependent on meetings attended.	Each member will be paid monthly compensation, one part a fixed monthly fee and another part dependent on meetings attended.
Compensation for directors											$ 127,593		$ 125,064	$ 104,612
Directors Committee [Member] | Monthly Fee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors | CLF												CLF 72
Directors Committee [Member] | Per Diem For Each Meeting
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors | CLF												CLF 26.4
Maximum number of sessions for per diem | item											16	16
Directors [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Guaranteed to key management personnel											$ 0
Enel Finance International NV [Member] | Enel Chile SA [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Interest payment term								6 months